Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management
26.
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Risk management overview

The Group is exposed to a number of different financial market risks arising from its normal business activities. Financial market risk is primarily the possibility that fluctuations in currency exchange rates, interest rates and fuel prices will affect the value of the Group’s assets, liabilities or future cash flow.

Foreign Currency Risk

The Group is exposed to foreign currency fluctuations, primarily related to changes in USD/EUR exchange rates, related to its ongoing business operations. From 2022 to 2024, the Group entered into forward foreign currency contracts that mature at various dates between 2023 and 2026 to reduce its exposure to USD/EUR exchange rate fluctuations by hedging certain euro-denominated expenditures for direct costs of cruise, land and onboard and vessel operating. See Note 25. Based on the Group’s outstanding forward foreign currency contracts as of December 31, 2024 and 2023, a 10% increase or decrease in the value of the USD against the euro, with all other variables held constant, would result in a $100.4 million and $51.9 million, respectively, increase or decrease in net change in cash flow hedges in the consolidated statement of other comprehensive income (loss).

As of December 31, 2024 and 2023, the majority of the Group’s cash and cash equivalents were held in USD denominated accounts.

As discussed in Note 14, certain of the Group’s loans are denominated in currencies other than the USD, primarily the loans associated with financing the Viking Neptune and Viking Saturn are denominated in euros. Based on the Group’s outstanding Viking Neptune and Viking Saturn loan balances as of December 31, 2024 and 2023, a 10% increase or decrease in the value of the USD against the euro, with all other variables held constant, would result in a $56.2 million and $65.5 million, respectively, decrease or increase on the balance of the bank loans.

Interest Rate Risk

The Group’s risk management objective for interest rate risk is to reduce the exposure to variability of cash flows arising from changes in interest rates. Interest rates on the Group’s lease contracts are fixed and thus are not sensitive to fluctuation in market interest rates. As discussed in Note 14, the Group has both fixed rate and variable rate loans and financial liabilities. The fixed rate loans and the fixed rate financial liabilities are not sensitive to interest rate fluctuations.

The following table shows the annual effects of changes to the interest rate (+/- 1%) for the balances of the Group’s loans outstanding and financial liabilities with variable rates as of December 31, 2024 and 2023. An increase or decrease in the interest rates would result in a decrease or increase, respectively, on the Group’s income (loss) before income taxes as follows:

	Increase/decrease in interest rate	Effect on income (loss) before income taxes (USD ‘000)
2024	+/- 1%	-/+ 3,962
2023	+/- 1%	-/+ 5,763

If interest rates changed by greater than 1%, the effect on the Group’s income (loss) before income taxes would be proportionate for each 1% change to amounts shown in table above.

Fuel Price Risk

From time to time, the Group may use financial instruments to mitigate its exposure to the risk of increases in fuel prices. These contracts were not designated as hedges for accounting purposes. As of December 31, 2024 and 2023, the Group did not have any financial instruments related to fuel purchases. In order to mitigate risks related to river fuel prices, the Group may also enter into fixed price fuel contracts for its expected river fuel consumption related to its European sailings. This limits the uncertainty related to fuel prices on the Group’s results. As these contracts are fixed contracts for the Group’s own use, the contracts are not derivative instruments.

Credit Risk

The Group only trades with third parties that it believes are creditworthy. Receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant. The Group’s largest receivables are from highly reputable credit card processors. As the Group constantly monitors these receivables, the risk of non-collection is unlikely. Other non-current assets are comprised primarily of cash deposited with reputable financial institutions as security for letters of credit and certificates of deposits.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets as disclosed under “Fair Value of Financial Assets and Liabilities”.

In connection with the Group’s prepayments for vessel and shipbuilding and refurbishment projects and prepayments to certain suppliers, the Group has a concentration of prepayments to these vendors. Total prepayments as of December 31, 2024 and 2023 were $722.7 million and $420.6 million, respectively.

Liquidity Risk

The Group manages its risk to a shortage of funds by monitoring the projected cash flows from operations. Risk management includes maintaining sufficient cash balances. The Group generates cash flow through advance bookings and the Group relies on multiple credit card processors for collection of the customer funds for future cruises. Changes in booking and collections patterns or additional reserve requirements in the Group’s credit card processing terms could have a material adverse impact on the Group’s liquidity position. Due to the dynamic and seasonal nature of the underlying business, the Group maintains sufficient cash for its daily operations via short-term cash deposits at banks.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows (in USD and thousands):

As of December 31, 2024	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Interest bearing loans and borrowings	$55,897	$434,480	$214,181	$2,914,660	$1,861,775	$5,480,993
Interest to be paid	121,883	182,730	287,064	631,732	276,079	1,499,488
Accounts payables	236,382	—	—	—	—	236,382
Forward foreign currency contracts	43,758	473,229	550,510	—	—	1,067,497
Accrued expenses and other current liabilities	186,299	122,458	—	—	—	308,757
Other non-current liabilities	—	—	25,652	—	—	25,652
Total	$644,219	$1,212,897	$1,077,407	$3,546,392	$2,137,854	$8,618,769

As of December 31, 2023	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Interest bearing loans and borrowings	$74,941	$195,947	$490,586	$2,033,506	$2,631,581	$5,426,561
Private Placement liability and derivative	—	—	—	4,058,199	—	4,058,199
Interest to be paid	132,999	276,882	382,834	751,157	393,575	1,937,447
Accounts payables	244,581	—	—	—	—	244,581
Accrued expenses and other current liabilities	189,073	68,581	—	—	—	257,654
Other non-current liabilities	—	—	171,281	—	—	171,281
Total	$641,594	$541,410	$1,044,701	$6,842,862	$3,025,156	$12,095,723

As of December 31, 2023, the table above included the Private Placement liability and derivative related to the Series C Preference Shares. As of December 31, 2023, interest to be paid included the Series C Preferential Dividend. As described in Note 1, the Private Placement liability and derivative were derecognized in connection with the conversion of the Series C Preference Shares to ordinary shares immediately prior to the consummation of the IPO.

Capital Management

The Group’s objective when managing capital is to balance the cash flow needs of the Group, while ensuring that appropriate capital is deployed in order to support the Group’s product offerings. Consistent with industry practice, the Group utilizes cash collected from advance bookings to fund operations. The Group may utilize bank loans, financial liabilities and leases to finance its current fleet and future newbuilding programs. Additionally, the Group manages its capital structure and makes adjustments to it in light of changes in economic conditions.

As described in Note 14, the Group’s borrowings contain customary insurance requirements and negative covenants subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness and dividends and other distributions. Also described in Note 14, the Hermes Financing also has financial maintenance covenants for VRC and VRC AG. As of December 31, 2024, VRC and VRC AG were in compliance with these financial maintenance covenants.

Changes in Liabilities Arising from Financing Activities

	January 1, 2024	Principal payments	Proceeds from borrowings	Transaction costs incurred for borrowings	Series C Conversion to ordinary shares	Reclassifications and other	December 31, 2024
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$253,020	$(269,770)	$—	$—	$—	$236,866	$220,116
Long-term portion of bank loans and financial liabilities	1,757,372	(38,980)	400,988	(39,366)	—	(256,357)	1,823,657
Secured Notes	1,015,657	—	—	—	—	1,844	1,017,501
Short-term portion of Unsecured Notes	—	—	—	—	—	249,650	249,650
Long-term portion of Unsecured Notes	2,270,246	—	—	—	—	(245,245)	2,025,001
Private Placement liability	1,394,552	—	—	—	(1,397,960)	3,408	—
Short-term portion of lease liabilities	24,670	(28,142)	—	—	—	32,416	28,944
Long-term portion of lease liabilities	227,956	—	—	—	—	(20,362)	207,594
Total liabilities from financing activities	$6,943,473	$(336,892)	$400,988	$(39,366)	$(1,397,960)	$2,220	$5,572,463

	January 1, 2023	Principal payments	Proceeds from borrowings	Transaction costs incurred for borrowings	Reclassifications and other	December 31, 2023
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$251,561	$(288,758)	$—	$—	$290,217	$253,020
Long-term portion of bank loans and financial liabilities	1,711,331	—	349,088	(41,337)	(261,710)	1,757,372
Secured Notes	1,670,392	(675,000)	-	—	20,265	1,015,657
Long-term portion of Unsecured Notes	1,555,857	—	720,000	(9,915)	4,304	2,270,246
Private Placement liability	1,384,780	—	—	—	9,772	1,394,552
Short-term portion of lease liabilities	22,991	(20,586)	—	—	22,265	24,670
Long-term portion of lease liabilities	239,419	—	—	—	(11,463)	227,956
Total liabilities from financing activities	$6,836,331	$(984,344)	$1,069,088	$(51,252)	$73,650	$6,943,473

The ‘Reclassifications and other’ column primarily includes the effect of reclassification of long-term portion of bank loans and financial liabilities to short-term, amortization of debt issuance costs, foreign currency on loans and changes in lease liabilities other than principal payments. See Note 10 for detail of items included in ‘Reclassifications and other’ related to lease liabilities.

Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of December 31, 2024 and 2023, except for fixed interest bank loans and financial liabilities, secured and unsecured notes, and the Private Placement liability, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2024	2023	2024	2023
Other non-current assets	$41,987	$55,593	$41,987	$55,593
Accounts and other receivables and prepaid expenses and other current assets	11,122	117,013	11,122	117,013
Total financial assets	$53,109	$172,606	$53,109	$172,606
Total current	$11,122	$117,013	$11,122	$117,013
Total non-current	$41,987	$55,593	$41,987	$55,593

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2024	2023	2024	2023
Forward foreign currency contracts	$39,797	$—	$39,797	$—
Bank loans and financial liabilities	2,043,773	2,010,392	2,084,552	2,009,895
Secured Notes	1,017,501	1,015,657	1,001,756	990,087
Unsecured Notes	2,274,651	2,270,246	2,345,481	2,312,358
Private Placement liability	—	1,394,552	—	1,406,649
Private Placement derivative	—	2,640,759	—	2,640,759
Warrant liability	—	134,270	—	134,270
Other non-current liabilities	1,991	3,410	1,991	3,410
Total financial liabilities	$5,377,713	$9,469,286	$5,473,577	$9,497,428
Total current	$494,568	$253,020	$499,237	$252,957
Total non-current	$4,883,145	$9,216,266	$4,974,340	$9,244,471

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1 - Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2 - Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3 - Significant unobservable inputs the Group believes market participants would use in pricing the asset or liability based on the best information available.

For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. The Group had no transfers between levels in the hierarchy during the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2024	2023	2024	2023
Level 1
Cash deposits	$51,384	$74,265	$51,384	$74,265
Restricted cash	—	75,786	—	75,786
Other	—	1,863	—	1,863
Level 2
Finance lease receivables	1,725	11,377	1,725	11,377
Forward foreign currency contracts	—	9,315	—	9,315
Total financial assets	$53,109	$172,606	$53,109	$172,606

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2024	2023	2024	2023
Level 2
Forward foreign currency contracts	$39,797	$—	$39,797	$—
Bank loans and financial liabilities	2,043,773	2,010,392	2,084,552	2,009,895
Secured Notes	1,017,501	1,015,657	1,001,756	990,087
Unsecured Notes	2,274,651	2,270,246	2,345,481	2,312,358
Level 3
Private Placement liability	—	1,394,552	—	1,406,649
Private Placement derivative	—	2,640,759	—	2,640,759
Warrant liability	—	134,270	—	134,270
Other	1,991	3,410	1,991	3,410
Total financial liabilities	$5,377,713	$9,469,286	$5,473,577	$9,497,428

Financial assets and liabilities measured at amortized cost

The fair value of the Group’s fixed interest bank loans and financial liabilities were calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities. The Unsecured Notes and the Secured Notes use pricing from secondary markets for the Group’s issued notes that are observable for the notes throughout the duration of the term. The Group designated these financial liabilities as Level 2 fair value instruments as valuation techniques contain observable inputs used by market participants.

The Group designated the Private Placement liability as a Level 3 fair value instrument as the valuation technique used was a discounted cash flow approach based on expected principal and dividend payments associated with the Private Placement liability, the assumptions around which were significant unobservable inputs. The value was sensitive to changes in expected future cash flows and the discount rates. As described in Note 1, the Private Placement liability was derecognized in connection with the conversion of the Series C Preference Shares to ordinary shares immediately prior to the consummation of the IPO.

Financial assets and liabilities measured at fair value

Forward foreign currency contracts are designated as Level 2 fair value instruments as the fair values are measured based on inputs that are readily available in public markets or can be derived from information in publicly quoted markets. The valuation is determined using present value calculations that incorporate inputs such as foreign exchange spot and forward rates and yield curves of the respective currencies.

As of December 31, 2023, the valuation of the Private Placement derivative was based on lattice model methodology, which took into consideration enterprise value based on a discounted cash flow model, fair value of debt holdings and various market factors. The value was sensitive to changes in the discounted cash flow model, including changes in expected future cash flows, the USD/EUR forward curve and the discount rates; changes in the discounted cash flow model resulted in changes in the ordinary share price. The Private Placement derivative was designated as Level 3 fair value instrument as the fair value was measured based on significant unobservable inputs, including but not limited to, ordinary share price, which was based on the discounted cash flow model, and ordinary share volatility. As described in Notes 1 and 20, the Private Placement derivative was derecognized in connection with the conversion of the Series C Preference Shares to ordinary shares immediately prior to the consummation of the IPO.

As of December 31, 2023, the valuation of the warrant liability was based on a lattice model methodology, which took into consideration ordinary share price, which was based on the discounted cash flow model, and estimated volatility. The warrant liability as of December 31, 2023 was a Level 3 fair value instrument as the fair value was measured based on significant unobservable inputs, including but not limited to, ordinary share price, which was based on the discounted cash flow model. As of December 31, 2024, the warrant liability was no longer outstanding. See Note 19.

The sensitivity of the fair value to the Level 3 significant unobservable inputs related to the warrant liability is outlined below:

Significant unobservable inputs	Fair value as of December 31, 2023 (in USD and thousands)
Fair Value	$134,270

Sensitivity Analysis
Ordinary share price
+ 5%	$147,157
- 5%	$121,408
Ordinary share volatility
+ 5%	$135,496
- 5%	$133,547

The sensitivity of the fair value to the Level 3 significant unobservable inputs related to the Private Placement derivative is outlined below:

Significant unobservable inputs	Fair value as of December 31, 2023 (in USD and thousands)
Fair Value	$2,640,759

Sensitivity Analysis
Ordinary share price
+ 5%	$2,842,062
- 5%	$2,439,916
Ordinary share volatility
+ 5%	$2,643,261
- 5%	$2,639,454